Summary of Significant Accounting Policies (Schedule of Product Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in product warranty provision:
Balance at beginning of year	$ 312	$ 291
Increase due to acquisition during year		48
Increase due to warranty expense	108	284
Deductions for warranty charges	(215)	(308)
Change due to foreign currency translation	6	(3)
Balance at end of year	$ 211	$ 312